STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002
Issuance of common stock to Founders , par value											$ 0.0167
Issuance of common stock new issues, par value					$ 0.35						$ 1.67
Issuance of common stock, compensation for loan guarantees by management, par value								$ 0.0167		$ 0.0167
Issuance of common stock, investment including finders fee, par value										$ 1.67
Issuance of common stock,payment of patent legal fees, par value									$ 0.0167
Issuance of common stock, vendor contractual consideration,par value							$ 0.0167
Issuance of common stock, employment agreements, par value							$ 0.0167
Issuance of common stock, investment, par value							$ 1.67
Issuance of common stock, conversion of convertible securities, par value				$ 0.35		$ 1.67
Issuance of common stock, investor relations, par value					$ 0.35
Issuance of common stock, under PMM in April 2009, par value				$ 0.5
Issuance of common stock, under PPM in May 2009, par value				$ 0.5
Issuance of common stock, under PPM in June 2009, par value				$ 0.5
Issuance of common stock, under PPM in August 2009, par value				$ 0.5
Issuance of common stock, under PPM in September 2009, par value				$ 0.5
Issuance of common stock to directors, management and consultant in August 2009, par value				$ 0.5
Issuance of common stock to finder in September 2009, par value				$ 0.5
Issuance of common stock, under PPM in November 2009, par value				$ 0.5
Issuance of common stock upon conversion of debt and interest, par value				$ 0.27
Issuance of common stock, under PPM in March 2010, par value			$ 0.5
Issuance of common stock to consultants for IR and consulting, par value			$ 0.5
Issuance of common stock, under PPM in April 2010, par value			$ 0.5
Issuance of common stock to consultants, in May 2010, par value			$ 0.5
Issuance of common stock to investors as a penalty for late registration, par value			$ 0.5
Stock Issued During Period Shares New Issues			4,552,862
Issuance of common stock, under PPM in September 2010, par value			$ 0.1
Issuance of common stock to consultants, in third quarter, par value			$ 0.22
Issuance of common stock, upon exercise of warrants			$ 0.135
Issuance of common stock, to directors as compensation	$ 0.09		$ 0.15
Issuance of common stock, under PPM one in first quarter		$ 0.075
Issuance of common stock, under PPM two in first quarter		$ 0.085
Issuance of common stock, under PPM three in first quarter		$ 0.09
Issuance of common stock, under PPM four in first quarter		$ 0.1
Issuance of common stock, under PPM one in second quarter		$ 0.085
Issuance of common stock, under PPM two in second quarter		$ 0.07
Issuance of common stock, under PPM one in third quarter		$ 0.06
Issuance of common stock, under PPM two in third quarter		$ 0.07
Issuance of common stock, under PPM three in third quarter	$ 0.07	$ 0.20
Issuance of common stock, under exercise of stock options	$ 0.01	$ 0.01
Issuance of common stock, under IR compensation	$ 0.15	$ 0.35
Issuance of common stock, under PPM in fourth quarter		$ 0.20
Issuance of common stock, to private investor in fourth quarter		$ 0.15
Issuance of common stock to institutional investor upon conversion of Note Payable one	$ 0.1342
Issuance of common stock to institutional investor upon conversion of Note Payable two	$ 0.13
Issuance of common stock to institutional investor upon conversion of Note Payable three	$ 0.088
Issuance of common stock to institutional investor upon conversion of Note Payable four	$ 0.0466
Issuance of common stock to institutional investor upon conversion of Note Payable five	$ 0.0466
Issuance of common stock to institutional investor upon conversion of Note Payable six	$ 0.0466
Issuance of common stock to institutional investor upon conversion of Note Payable seven	$ 0.0397
Issuance of common stock to a private investor in the first quarter	$ 0.065
Issuance of common stock to the now Interim CEO in the first quarter for consulting	$ 0.065
Issuance of common stock to institutional investor upon conversion of Note Payable Eight	$ 0.0286
Issuance of common stock to private investor upon conversion of Note Payable one	$ 0.15
Issuance of common stock to a private investor in the second quarter one	$ 0.15
Issuance of common stock to a private investor in the second quarter two	$ 0.065
Issuance of common stock, conversion of debt, par value one	$ 0.15
Issuance of common stock, conversion of debt, par value two	$ 0.065
Issuance of common stock to private investor upon conversion of Note Payable two	$ 0.18
Issuance of common stock to private investor upon conversion of Note Payable three	$ 0.052
Issuance of common stock to private investor upon conversion of Note Payable four	$ 0.10
Issuance of common stock to private investor upon conversion of Note Payable five	$ 0.032
Issuance of common stock to institutional investor upon conversion of Note Payable Nine	$ 0.031
Issuance of common stock, conversion of debt, par value three	$ 0.15
Issuance of common stock, under PPM one in second quarter	$ 0.07
Issuance of common stock to institutional investor upon conversion of Note Payable Ten	$ 0.0353
Issuance of common stock to private investor upon conversion of Note Payable six	$ 0.032
Issuance of common stock to institutional investor upon conversion of Note Payable Eleven	$ 0.0297
Par Value Share Issued As Settlement To Remove Anti Dilution Agreement	$ 0.065
Par Value Of Shares Issued In Settlement With Former Coo	$ 0.15